Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases for minimum rentals

For the Year Ending December 31,
2020	$275,516
2021	256,505
2022	261,676
2023	225,479
2014	116,886
thereafter	1,557,507
Total undiscounted future minimum lease payments	2,693,569
Less: Amounts representing interest	(735,085)
Total present value of operation lease liabilities	1,958,484
Less: current portion of operating lease liabilities	(188,557)
Non-current portion of operating lease liabilities	$1,769,927